UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
                                              ------------------------------

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      Silver Point Capital, L.P.
                  --------------------------------------------
Address:                   Two Greenwich Plaza
                  --------------------------------------------
                           Greenwich, CT 06830
                  --------------------------------------------


13F File Number:  028-11466

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                      Frederick H. Fogel
                  -----------------------------------
Title:                     Authorized Signatory
                  -----------------------------------
Phone:                     (203) 542-4000
                  -----------------------------------

Signature, Place, and Date of Signing:

         /s/ Frederick H. Fogel     Greenwich, CT       February 17, 2009
-------------------------------------------------       -----------------------
              [Signature] [City, State] [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
         13F File Number               Name

         28-____________               _______________________________________

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                        ---------------

Form 13F Information Table Entry Total:    54
                                        ---------------

Form 13F Information Table Value Total:    $1,130,151,000


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report:

13F Information Table

------------------------------------------------------------------------------------------------------------------------------
             Name Of Issuer       Title Of Class       Cusip        Value (x$1000)  Shares or PRN Amount  SH/PRN    Put/Call
------------------------------------------------------------------------------------------------------------------------------
3COM CORP                               COM           885535104             20,885           9,160,000      SH
AIRTRAN HLDGS INC                       CALL          00949P908                113               2,520                  CALL
AMERICAN AXLE & MFG HLDGS IN            CALL          024061903                 10               1,933                  CALL
AMERICAN EXPRESS CO                     CALL          025816909                 10               1,900                  CALL
AMERICAN TOWER CORP                     CL A          029912201              4,398             150,000      SH
BANK OF AMERICA CORPORATION             COM           060505104              1,140              81,000      SH
BEARINGPOINT INC*                       COM           074002106                540             399,997      SH
BORLAND SOFTWARE CORP             NOTE 2.750% 2/1     099849AB7              8,204          14,250,000      PRN
BORLAND SOFTWARE CORP                   COM           099849101                252             240,000      SH
BWAY HOLDING COMPANY                    COM           12429T104              8,278           1,040,000      SH
CALPINE CORP                          COM NEW         131347304                588              80,702      SH
DANA HOLDING CORP                       COM           235825205              3,553           4,800,864      SH
DELTA AIR LINES INC DEL               COM NEW         247361702              4,425             386,165      SH
DIAMONDS TR                          UNIT SER 1       252787106              8,770             100,000      SH
EPICOR SOFTWARE CORP                    COM           29426L108             11,040           2,300,000      SH
EXCO RESOURCES INC                      COM           269279402             34,004           3,753,156      SH
EXIDE TECHNOLOGIES                *W EXP 05/05/201    302051123                 26             103,500      SH
GRACE W R & CO DEL NEW                  COM           38388F108             18,805           3,150,000      SH
HAYES LEMMERZ INTL INC                COM NEW         420781304              1,948           4,329,231      SH
HILLTOP HOLDINGS INC                    COM           432748101             12,126           1,245,000      SH
IPCS INC                              COM NEW         44980Y305             19,685           2,869,568      SH
ISHARES TR                         DJ US REAL EST     464287739             42,815           1,150,000      SH
ISHARES TR                          RUSSELL 2000      464287655             20,899             424,430      SH
ISHARES TR                              PUT           464287955             41,325              25,000                   PUT
ISHARES TR                              CALL          464287905             26,790              50,000                  CALL
JAZZ TECHNOLOGIES INC.**          *W EXP 03/15/201    47214E110                              3,761,950      SH
JOHNSON CTLS INC                        COM           478366107              1,816             100,000      SH
KNOLOGY INC                             COM           499183804              7,018           1,360,000      SH
LOUISIANA PAC CORP                      CALL          546347905                 10               2,010                  CALL
MASCO CORP                              CALL          574599906                212               4,700                  CALL
MSC SOFTWARE CORP                       COM           553531104             40,013           5,990,000      SH
NAVISITE INC                          COM NEW         63935M208                353             881,500      SH
PORTLAND GEN ELEC CO                  COM NEW         736508847                469              24,106      SH
ROCKWOOD HLDGS INC                      COM           774415103             11,156           1,033,000      SH
SEARS HLDGS CORP                        COM           812350106              1,066              27,429      SH
SELECT SECTOR SPDR TR               SBI INT-FINL      81369Y605              9,465             750,000      SH
SELECT SECTOR SPDR TR               SBI INT-INDS      81369Y704              9,979             425,000      SH
SIRIUS XM RADIO INC                     CALL          82967N908                120              49,513                  CALL
SIX FLAGS INC                          PIERS          83001P505              1,009           1,344,759      SH
SMURFIT-STONE CONTAINER CORP            CALL          832727901                 20               2,500                  CALL
SPDR TR                              UNIT SER 1       78462F103            644,752           7,144,857      SH
SPDR TR                                 PUT           78462F953             42,300              65,000                   PUT
SPDR TR                                 CALL          78462F903             24,900              30,000                  CALL
SPORT CHALET INC                        CL A          849163209                335             779,643      SH
TIBCO SOFTWARE INC                      COM           88632Q103             13,234           2,550,000      SH
TIME WARNER CABLE INC                   CL A          88732J108                252              11,745      SH
TORCH ENERGY ROYALTY TRUST          UNIT BEN INT      891013104              8,542           5,931,709      SH
TOWER SEMICONDUCTOR LTD                 ORD           M87915100                382           2,827,980      SH
TOYOTA MOTOR CORP                  SP ADR REP2COM     892331307                982              15,000      SH
TRIMAS CORP                           COM NEW         896215209              1,090             790,000      SH
U S GEOTHERMAL INC                      COM           90338S102              1,249           1,505,000      SH
VONAGE HLDGS CORP                       COM           92886T201              2,476           3,751,600      SH
WILLIAMS COS INC DEL                    COM           969457100             10,570             730,000      SH
XYRATEX LTD                             COM           G98268108              5,753           1,950,000      SH


------------------------------------------------------------------------------------------------------------------------------------
             Name Of Issuer          Investment Discretion      Other Managers     Sole Voting Authority     Shared    None
------------------------------------------------------------------------------------------------------------------------------------
3COM CORP                                SHARED-DEFINED                                        9,160,000
AIRTRAN HLDGS INC                        SHARED-DEFINED                                            2,520
AMERICAN AXLE & MFG HLDGS IN             SHARED-DEFINED                                            1,933
AMERICAN EXPRESS CO                      SHARED-DEFINED                                            1,900
AMERICAN TOWER CORP                      SHARED-DEFINED                                          150,000
BANK OF AMERICA CORPORATION              SHARED-DEFINED                                           81,000
BEARINGPOINT INC*                        SHARED-DEFINED                                          399,997
BORLAND SOFTWARE CORP                    SHARED-DEFINED                                                                 None
BORLAND SOFTWARE CORP                    SHARED-DEFINED                                          240,000
BWAY HOLDING COMPANY                     SHARED-DEFINED                                        1,040,000
CALPINE CORP                             SHARED-DEFINED                                           80,702
DANA HOLDING CORP                        SHARED-DEFINED                                        4,800,864
DELTA AIR LINES INC DEL                  SHARED-DEFINED                                          386,165
DIAMONDS TR                              SHARED-DEFINED                                          100,000
EPICOR SOFTWARE CORP                     SHARED-DEFINED                                        2,300,000
EXCO RESOURCES INC                       SHARED-DEFINED                                        3,753,156
EXIDE TECHNOLOGIES                       SHARED-DEFINED                                          103,500
GRACE W R & CO DEL NEW                   SHARED-DEFINED                                        3,150,000
HAYES LEMMERZ INTL INC                   SHARED-DEFINED                                        4,329,231
HILLTOP HOLDINGS INC                     SHARED-DEFINED                                        1,245,000
IPCS INC                                 SHARED-DEFINED                                        2,869,568
ISHARES TR                               SHARED-DEFINED                                        1,150,000
ISHARES TR                               SHARED-DEFINED                                          424,430
ISHARES TR                               SHARED-DEFINED                                           25,000
ISHARES TR                               SHARED-DEFINED                                           50,000
JAZZ TECHNOLOGIES INC.                   SHARED-DEFINED                                        3,761,950
JOHNSON CTLS INC                         SHARED-DEFINED                                          100,000
KNOLOGY INC                              SHARED-DEFINED                                        1,360,000
LOUISIANA PAC CORP                       SHARED-DEFINED                                            2,010
MASCO CORP                               SHARED-DEFINED                                            4,700
MSC SOFTWARE CORP                        SHARED-DEFINED                                        5,990,000
NAVISITE INC                             SHARED-DEFINED                                          881,500
PORTLAND GEN ELEC CO                     SHARED-DEFINED                                           24,106
ROCKWOOD HLDGS INC                       SHARED-DEFINED                                        1,033,000
SEARS HLDGS CORP                         SHARED-DEFINED                                           27,429
SELECT SECTOR SPDR TR                    SHARED-DEFINED                                          750,000
SELECT SECTOR SPDR TR                    SHARED-DEFINED                                          425,000
SIRIUS XM RADIO INC                      SHARED-DEFINED                                           49,513
SIX FLAGS INC                            SHARED-DEFINED                                        1,344,759
SMURFIT-STONE CONTAINER CORP             SHARED-DEFINED                                            2,500
SPDR TR                                  SHARED-DEFINED                                        7,144,857
SPDR TR                                  SHARED-DEFINED                                           65,000
SPDR TR                                  SHARED-DEFINED                                           30,000
SPORT CHALET INC                         SHARED-DEFINED                                          779,643
TIBCO SOFTWARE INC                       SHARED-DEFINED                                        2,550,000
TIME WARNER CABLE INC                    SHARED-DEFINED                                           11,745
TORCH ENERGY ROYALTY TRUST               SHARED-DEFINED                                        5,931,709
TOWER SEMICONDUCTOR LTD                  SHARED-DEFINED                                        2,827,980
TOYOTA MOTOR CORP                        SHARED-DEFINED                                           15,000
TRIMAS CORP                              SHARED-DEFINED                                          790,000
U S GEOTHERMAL INC                       SHARED-DEFINED                                        1,505,000
VONAGE HLDGS CORP                        SHARED-DEFINED                                        3,751,600
WILLIAMS COS INC DEL                     SHARED-DEFINED                                          730,000
XYRATEX LTD                              SHARED-DEFINED                                        1,950,000

* The CUSIP number for BearingPoint, Inc. common stock was changed to 074002205 effective December 11, 2008

** Warrants to purchase Jazz Technologies, Inc. Common Stock now represent warrants to purchase Tower Semiconductor Ltd. Common Stock pursuant to a merger of the two entities effected on September 19, 2008.

      This filing does not include rehypothecated securities that were held in prime brokerage accounts at Lehman Brothers International(Europe) ("LBIE"), which is currently in administration proceedings in England.